Accounts and Notes Receivables, Net - Schedule of Movements of the Allowance for Doubtful Accounts (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Movements of the Allowance for Doubtful Accounts [Abstract]
Balance at the beginning of the year	¥ 32,019	¥ 31,381	¥ 34,969
Additions/(reversal)	3,621	1,408	(892)
Write-off	(554)	(770)	(2,696)
Balance at the end of the year	¥ 35,086	¥ 32,019	¥ 31,381